Cover	Dec. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2024
Entity Registrant Name	Cumulus Media Inc
Entity Central Index Key	0001058623
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38108
Entity Tax Identification Number	82-5134717
Entity Address, Address Line One	780 Johnson Ferry Road NE, Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	(404)
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information [Line Items]
Document Period End Date	Dec. 16, 2024
Class A Common Stock Purchase Right
Cover [Abstract]
Title of 12(b) Security	Class A common stock purchase rights
Security Exchange Name	NASDAQ
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock purchase rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A common stock
Trading Symbol	CMLS
Security Exchange Name	NASDAQ
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	CMLS
Security Exchange Name	NASDAQ